Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2020
Accrued expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Note 14 — Accrued Expenses and Other Current Liabilities
Accrued expenses and other
c
urrent liabilities consist of the following:

	As of September 30,
	2020	2019
Ongoing accrued expenses	$217,133	$259,661
Project-related provisions	121,658	140,701
Taxes payable	25,739	28,335
Dividends payable(1)	43,084	38,413
Derivative instruments(2)	4,902	5,053
Other	181,092	175,494

	$593,608	$647,657

(1)	The amounts payable as a result of the August 5, 2020 and the August 7, 2019 dividend declarations. See Note 20 to the consolidated financial statements.
(2)	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments. See Note 7 to the consolidated financial statements.